INVESTMENTS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 contract	Dec. 31, 2010	Dec. 31, 2009
INVESTMENTS
Income recognized on life settlement contracts	$ 320	$ 213	$ 106
Impairment charges recognized on life settlement contracts	312	74	79
Remaining Life Expectancy of Insured's
Number of Contracts	5,901
Carrying Value	4,006
Face Value (Death Benefits)	18,100
0 - 1 year
Remaining Life Expectancy of Insured's
Number of Contracts	6
Carrying Value	2
Face Value (Death Benefits)	4
Anticipated life insurance premiums payable	559
1 - 2 years
Remaining Life Expectancy of Insured's
Number of Contracts	43
Carrying Value	20
Face Value (Death Benefits)	32
Anticipated life insurance premiums payable	573
2 - 3 years
Remaining Life Expectancy of Insured's
Number of Contracts	108
Carrying Value	78
Face Value (Death Benefits)	165
Anticipated life insurance premiums payable	575
3 - 4 years
Remaining Life Expectancy of Insured's
Number of Contracts	208
Carrying Value	232
Face Value (Death Benefits)	528
Anticipated life insurance premiums payable	581
4 - 5 years
Remaining Life Expectancy of Insured's
Number of Contracts	274
Carrying Value	232
Face Value (Death Benefits)	616
Anticipated life insurance premiums payable	571
Thereafter
Remaining Life Expectancy of Insured's
Number of Contracts	5,262
Carrying Value	3,442
Face Value (Death Benefits)	$ 16,755